Summarized financial position and profit or loss of ANN (Details) (Parenthetical) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of joint ventures [line items]
Cash and cash equivalents			₨ 1,363,671	$ 23,402	₨ 1,711,589	$ 8,836	₨ 646,229	₨ 2,465,073
Depreciation expense	₨ 33,893	₨ 85,509	123,781
Adventure and Nature Network Private Limited [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents					₨ 1,624		₨ 270
Depreciation expense	₨ 1,663	₨ 96	₨ 146